REVENUE (Tables)	12 Months Ended
Dec. 31, 2019
Revenue [Abstract]
Schedule of categories of the Group's revenue
	Year ended December 31,
	2017	2018	2019
	Thousand US$	Thousand US$	Thousand US$
Related parties:
—Other sales
-O&M services	286	324	324
Subtotal	286	324	324

Non-related parties
—Electricity sales income	53,614	61,438	45,122
—EPC services solar energy system sales
-Provision of construction services	285	198	—
	53,899	61,636	45,122

—Other sales
-O&M services	2,548	2,708	2,816
-Sales of solar modules	—	1	686
	2,548	2,709	3,502
Subtotal	56,447	64,345	48,624
Total	56,733	64,669	48,948

Schedule of receivables, contract assets and contract liabilities from contract with customers
	December 31, 2018	December 31, 2019
	Thousand US$	Thousand US$
Contract assets	731	728
Contract Liabilities	—	—
	731	728